PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Cost	$ 3,361,985	$ 2,910,638
Less: accumulated depreciation and amortization	(805,945)	(729,741)
Property and equipment, net	2,556,040	2,180,897
Buildings [Member]
Property and Equipment, Net
Cost	2,306,889	2,328,832
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	224,826	196,428
Leasehold improvements [Member]
Property and Equipment, Net
Cost	106,200	126,538
Motor vehicles [Member]
Property and Equipment, Net
Cost	2,599	2,615
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 721,471	$ 256,225